Income Taxes - (Summary of Components of Deferred Income Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets
Net operating loss and credit carryforwards	$ 72,195	$ 53,558
Property and equipment	0	0
Prepaid expenses	0	0
Goodwill and intangible assets	0	0
Investments in unconsolidated affiliates	298	0
Other current and long-term liabilities	39,112	25,634
Accounts receivable	1,532	5,561
Accrued vacation	9,506	9,209
Accrued liabilities	251	440
Deferred compensation	10,208	637
Other current and long-term assets	5,462	1,370
Total deferred income tax assets before valuation allowance	138,564	96,409
Valuation allowance	(114,216)	(8,587)
Total deferred income tax assets	24,348	87,822
Liabilities
Net operating loss and credit carryforwards	0	0
Property and equipment	10,447	80,429
Prepaid expenses	6,874	7,206
Goodwill and intangible assets	27,193	36,828
Investments in unconsolidated affiliates	0	1,772
Other current and long-term liabilities	965	776
Accounts receivable	10,290	1,841
Accrued vacation	0	0
Accrued liabilities	0	0
Deferred compensation	0	0
Other current and long-term assets	53	0
Total deferred income tax liabilities, before valuation allowance	55,822	128,852
Valuation allowance	0	0
Total deferred income tax liabilities, net	$ 31,474	$ 41,030